Employee Benefit Plans (Schedule of Actuarial Assumptions Used) (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Pension Plan [Member]
Assumptions used to determine benefit obligations:
Discount rate	4.22%	4.82%	4.06%
Expected rate of compensation increase	4.00%	4.00%	4.00%
Assumptions used to determine benefit costs:
Discount rate	4.82%	4.06%	5.04%
Expected long-term rate of return on plan assets	7.00%	7.25%	7.25%
Expected rate of compensation increase	4.00%	4.00%	4.00%
Postretirement Plan [Member]
Assumptions used to determine benefit obligations:
Discount rate	4.10%	4.73%	3.95%
Assumptions used to determine benefit costs:
Discount rate	4.73%	3.95%	4.96%
Expected long-term rate of return on plan assets	4.92%	5.11%	5.11%